Statement of Financial Position (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Current assets	$ 2,182	$ 1,997
Cash and cash equivalents	839	575
Restricted cash	31	10
Receivables	299	298
Trade	77	53
Recoverable taxes, rebates, levies and duties	101	156
Related parties	2	3
Other	119	86
Inventories (see note C)	826	792
Materials on the leach pad (see note C)	93	91
Derivatives	0	1
Deferred taxation assets	92	214
Assets held for sale	2	16
Property, plant and equipment, net	6,040	5,926
Acquired properties, net	820	836
Goodwill and other intangibles, net	204	197
Other long-term inventory (see note C)	75	27
Materials on the leach pad (see note C)	359	331
Other long-term assets (see note M)	1,081	1,073
Deferred taxation assets	0	1
Total assets	10,761	10,388
LIABILITIES AND EQUITY
Current liabilities	842	1,004
Accounts payable and other current liabilities	727	732
Short-term debt	28	133
Short-term debt at fair value (see note E)	2	2
Tax payable	85	134
Liabilities held for sale	0	3
Other non-current liabilities	81	69
Long-term debt (see note E)	1,690	1,730
Long-term debt at fair value (see note E)	780	872
Derivatives	88	176
Deferred taxation liabilities	1,238	1,200
Provision for environmental rehabilitation	576	530
Provision for labor, civil, compensation claims and settlements	40	38
Provision for pension and other post-retirement medical benefits	177	180
Commitments and contingencies	0	0
Equity	5,249	4,589
Share capital - 600,000,000 (2010 - 600,000,000) authorized ordinary shares of 25 ZAR cents each. Share capital - 4,280,000 (2010 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2011 - 381,102,493 (2010 - 380,769,139). E ordinary shares issued 2011 - 1,400,000 (2010 - 1,120,000)	13	13
Additional paid in capital	8,710	8,670
Accumulated deficit	(3,209)	(3,869)
Accumulated other comprehensive income (see note K)	(437)	(385)
Other reserves	36	37
Total AngloGold Ashanti stockholders' equity	5,113	4,466
Noncontrolling interests	136	123
Total liabilities and equity	$ 10,761	$ 10,388